Stock Based Compensation (Schedule Of Fair Value Of Assumptions) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Stock Based Compensation [Abstract]
Weighted-average fair value of options granted	$ 3.62
Average dividend yield	5.00%
Expected volatility	25.00%
Risk-free interest rate	2.85%
Expected term (in years)	8 years